Filed with the Securities and Exchange Commission on November 15, 2018

Securities Act of 1933 File No. 333-168569

Investment Company Act of 1940 File No. 811-22447

Equinox Funds Trust

Equinox IPM Systematic Macro Fund

On behalf of Equinox Funds Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for the Equinox IPM Systematic Macro Fund, which was filed pursuant to Rule 497(c) on November 1, 2018. The purpose of this filing is to submit the 497(c) filing dated November 1, 2018 in XBRL for the Equinox IPM Systematic Macro Fund.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase